ORDINARY SHARES	12 Months Ended
Sep. 30, 2025
ORDINARY SHARES
ORDINARY SHARES

NOTE 6. ORDINARY SHARES

The Company is authorized to issue up to 250,000,000 ordinary shares with a par value of $0.0001 per share.

The following issuances of restricted ordinary shares occurred during the periods presented:

Issuances Prior to Fiscal 2023

•	November 22, 2019 – The Company issued 300,000 restricted shares to Winfield, Yongbiao Ding, the CFO of the Company, at $0.10 per share pursuant to a private placement agreement.
•	December 19, 2019 – The Company issued 102,642 restricted shares to an arm’s-length investor at $0.10 per share pursuant to a private placement agreement.
•	April 13, 2020 – The Company issued 1,000,000 restricted shares to Ford Moore, a director of the Company, at $0.05 per share pursuant to a private placement agreement.
•	August 27, 2020 and September 16, 2020 – The Company issued a total of 1,078,445 restricted shares to Ruby Hui (a shareholder holding more than 5%) at $0.05 per share pursuant to three private placement agreements.
•	October 28, 2020 – The Company issued 800,000 restricted shares to Ruby Hui at $0.05 per share pursuant to a private placement agreement.
•	February 23, 2021 – The Company issued 100,000 shares to Winfield, Yongbiao Ding, CFO, at $0.12 per share for net proceeds of $12,000.
•	March 29, 2021 – The Company issued 400,000 restricted shares to an arm’s-length investor at $0.12 per share pursuant to a private placement agreement.
•	March 30, 2021 – The Company issued 100,000 restricted shares to an arm’s-length investor at $0.12 per share pursuant to a private placement agreement.
•	April 9, 2021 – The Company issued 644,995 restricted shares to an arm’s-length investor at $0.12 per share pursuant to a private placement agreement.
•	April 12, 2021 – The Company issued 395,000 restricted shares to two arm’s-length investors at $0.12 per share pursuant to a private placement agreement.
•	April 30, 2021 – The Company issued 100,000 restricted shares to an arm’s-length investor at $0.12 per share pursuant to a private placement agreement.

Issuances in Fiscal 2023

•	April 25, 2023 – The Company issued 300,000 restricted shares as compensation for financial consulting services.
•	May 19, 2023 – The Company issued 699,734 restricted shares to several arm’s-length investors at $0.30 per share pursuant to a private placement agreement.

Issuances in Fiscal 2024

•	April 1, 2024 – The Company issued 500,000 restricted shares to Ford Moore, a director of the Company, at $0.15 per share pursuant to his rights to exercise options.
•	April 1, 2024 – The Company issued 300,000 restricted shares to Dave Milroy, a director of the Company, at $0.15 per share pursuant to his rights to exercise options.
•	April 29, 2024 – The Company issued 70,000 restricted shares as compensation for consulting services.
•	May 24, 2024 – The Company issued 300,000 restricted shares to Winfield, Yongbiao Ding, CFO, at $0.20 per share pursuant to his rights to exercise options.
•	May 28, 2024 – The Company issued 70,000 restricted shares to several arm’s-length investors at $0.30 per share pursuant to a private placement agreement.

Issuances in Fiscal 2025

•	July 1 and July 8, 2025 - The Company issued an aggregate of 3,000,000 restricted shares at $0.10 per share pursuant to private placement agreements to several investors.

Shares Outstanding

As of September 30, 2025 and 2024, the Company had 114,785,005 and 111,785,005 ordinary shares issued and outstanding, respectively.